Trade receivables - Schedule of Movements in the Provision for Impairment of Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1,	$ 2,724	$ 2,719
At year end	2,789	2,724	$ 2,719
Impaired additional trade receivables	65	47	515
Trade receivables and contract assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1,	2,724	2,719	2,592
Charge for the year	65	47	515
Utilized amounts	0	0	(388)
Unutilised, allowance account for credit losses of financial assets [Abstract]		(42)	0
At year end	$ 2,789	$ 2,724	$ 2,719